INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,305,418)	$ (192,267)	¥ (398,570)
Depreciation and amortization	11,320	1,667	7,328
Share-based compensation	26,901	3,962	5,498
Fair value changes of short-term investments	(3,292)	(485)	(800)
Provision for allowance for doubtful accounts	9,794	1,443	22
Reversal of inventory allowance	(3,162)	(466)
Loss on disposal of property and equipment	3		173
Unrealized exchange (gain)/loss	3,843	566	(4,179)
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(143,224)	(21,095)	(84,933)
Inventories	(15,551)	(2,290)	(28,983)
Prepayment and other current assets	(79,712)	(11,740)	(61,022)
Amounts due from NetEase Group	9,202	1,355	(3,721)
Operating lease right-of-use assets	6,742	993	565
Other assets	(2,150)	(317)	660
Contract liabilities	608,758	89,660	166,080
Accounts payables	56,500	8,322	12,954
Payroll payable	2,501	368	(25,482)
Taxes payable	9,517	1,402	5,460
Accrued liabilities and other payables	392,093	57,749	72,186
Amounts due to NetEase Group	(12,070)	(1,778)	(3,204)
Long-term lease liabilities	(22,259)	(3,278)	(2,902)
Other non-current liabilities	(1,123)	(165)
Net cash used in operating activities	(450,800)	(66,394)	(342,870)
Cash flows from investing activities:
Purchases of short-term investments	(578,000)	(85,130)	(62,000)
Proceeds of maturities of short-term investments	465,000	68,487	106,882
Placements of time deposits	(20,663)	(3,043)	(251,734)
Proceeds from maturities of time deposits	510,239	75,150	498,292
Cash paid for business combination, net of cash acquired (Note 4)	(6,398)	(942)
Purchase of intangible assets			(29)
Purchases of property and equipment	(20,947)	(3,085)	(13,694)
Proceeds from disposal of property and equipment	192	28	1,667
Payment for equity investment	(8,500)	(1,252)
Net cash provided by investing activities	340,923	50,213	279,384
Cash flows from financing activities:
Funding from NetEase Group			75,643
Payment of offering expenses	(7,909)	(1,165)	(811)
Proceeds from issuance of ordinary shares pursuant to incentive plans	27,043	3,983
Net cash provided by financing activities	19,134	2,818	74,832
Effect of exchange rate changes on cash and cash equivalents	(4,623)	(681)	1,805
Net increase/(decrease) in cash and cash equivalents	(95,353)	(14,044)	13,151
Cash and cash equivalents at beginning of the period	173,328	25,528	41,738
Cash and cash equivalents at end of the period	77,975	11,484	54,889
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses	5,550	817	3,057
Cash paid for interest expenses	27,298	4,021	26,205
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value			¥ 32,209
Changes in accrued liabilities and other payables related to property and equipment addition	¥ 6,614	$ 974